1. Organization and Nature of Operations: Use of Estimates in The Preparation of Financial Statements (Policies)	3 Months Ended
Dec. 31, 2013
Policies
Use of Estimates in The Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses for the reporting periods. Actual results could differ from these estimates.